Ivy Funds

Supplement dated July 6, 2018 to the

Ivy Funds Statement of Additional Information

dated January 31, 2018

as supplemented February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 15, 2018 and May 21, 2018

Effective July 9, 2018, the following is inserted immediately preceding the “Portfolio Managers — Portfolio Managers employed by IICO — Conflicts of Interest” section beginning on page 97:

The following table provides information relating to the co-portfolio manager of Ivy Crossover Credit Fund as of June 30, 2018:

Benjamin J. Esty — Ivy Crossover Credit Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Esty assumed co-investment management responsibilities for Ivy Crossover Credit Fund effective July 2018.

Effective July 9, 2018, the following is inserted immediately following the first table in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 98:

The dollar range of shares beneficially owned by the portfolio manager as of June 30, 2018, was:

Manager	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Benjamin J. Esty	Ivy Crossover Credit Fund	[1]	$0	N/A	$0

[1]	Mr. Esty assumed co-investment management responsibilities for Ivy Crossover Credit Fund effective July 2018.

Effective July 9, 2018, the following is inserted immediately following the deferred accounts table in the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” section on page 98:

As of June 30, 2018, the dollar range of shares deemed owned by the portfolio manager noted below was:

Manager	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Benjamin J. Esty	Ivy Crossover Credit Fund	[2]	$0	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Esty assumed co-investment management responsibilities for Ivy Crossover Credit Fund effective July 2018.

Supplement	Statement of Additional Information	1